Employee Benefits	12 Months Ended
Oct. 31, 2022
Employee Benefits
Employee Benefits
NOTE 24:  EMPLOYEE BENEFITS
PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS
The Bank sponsors a number of pension and post-retirement benefit plans for current eligible and former employees. Pension arrangements include defined benefit pension plans, defined contribution pension plans and supplementary arrangements that provide pension benefits in excess of statutory limits. The Bank also provides certain post-retirement benefits.
The Bank’s principal defined benefit pension plans, consisting of The Pension Fund Society of The Toronto-Dominion Bank (the “Society”) and the defined benefit portion of the TD Pension Plan (Canada) (the “TDPP DB”), are for eligible Canadian Bank employees who elected to join the Society or the TDPP DB. The Society was closed to new members on January 30, 2009, and the TDPP DB commenced on March 1, 2009. Effective December 31, 2018, the TDPP DB was closed to new employees hired after that date. All new permanent employees hired in Canada on or after January 1, 2019 are eligible to join the defined contribution portion of the TDPP (the “TDPP DC”) after one year of service. Benefits under the principal defined benefit pension plans are determined based upon the period of plan participation and the average salary of the member in the best consecutive five years in the last ten years of combined plan membership. Benefits under the TDPP DC are funded from the balance of the accumulated contributions of the member and the Bank plus the member’s investment earnings. Annual expense for the TDPP DC is equal to the Bank’s contributions to the plan.
Funding for the Bank’s principal defined benefit pension plans is provided by contributions from the Bank and members of the plans through a separate trust. In accordance with legislation, the Bank contributes amounts, as determined on an actuarial basis, to the plans and has the ultimate responsibility for ensuring that the liabilities of the plans are adequately funded over time. Any deficits determined in the funding valuations must generally be funded over a period not exceeding fifteen years. The Bank’s funding policy is to make at least the minimum annual contributions required by legislation. Any contributions in excess of the minimum requirements are discretionary. The principal defined benefit pension plans are registered with OSFI and the Canada Revenue Agency and are subject to the acts and regulations that govern federally regulated pension plans. The 2022 and 2021 contributions were made in accordance with the actuarial valuation reports for funding purposes as at October 31, 2021 and October 31, 2020, respectively. Valuations for funding purposes are being prepared as of October 31, 2022.
Post-retirement defined benefit plans are unfunded and, where offered, generally include health care and dental benefits or, to assist with the cost, a benefits subsidy to be used to reduce the cost of coverage. Employees must meet certain age and service requirements to be eligible for post-retirement benefits and are generally required to pay a portion of the cost of the benefits. Effective June 1, 2017, the Bank’s principal post-retirement defined benefit plan, covering eligible Canadian employees, was closed to new employees hired on or after that date.
(a)
INVESTMENT STRATEGY AND ASSET ALLOCATION

The principal defined benefit pension plans are expected to each achieve a rate of return that meets or exceeds the change in value of the plan’s respective liabilities over rolling five-year periods. The investments are managed with the primary objective of providing reasonable rates of return, consistent with available market opportunities, economic conditions, consideration of plan liabilities, prudent portfolio management, and the target risk profiles for the plans.
The asset allocations by asset category for the principal defined benefit pension plans are as follows:

Plan Asset Allocation
(millions of Canadian dollars except as noted)	Society 1						TDPP DB 1
	Target range	% of total	Fair value		Target range	% of total	Fair value
As at October 31, 2022			Quoted	Unquoted			Quoted	Unquoted
Debt	50-80%	67%	$–	$4,039	55-75%	74%	$–	$2,814
Equity	0-25	8	171	318	0-30	9	126	212
Alternative investments 2	6-35	25	–	1,513	5-38	17	–	641

Other 3	n/a	n/a	–	(335)	n/a	n/a	–	(1,018)
Total		100%	$171	$5,535		100%	$126	$2,649

As at October 31, 2021
Debt	40-70%	56%	$–	$3,877	20-50%	34%	$–	$1,023
Equity	19-45	26	589	1,238	30-60	51	461	1,055
Alternative investments 2	1-30	18	–	1,279	5-40	15	–	431

Other 3	n/a	n/a	–	(532)	n/a	n/a	–	(79)
Total		100%	$589	$5,862		100%	$461	$2,430

1	The principal defined benefit pension plans invest in investment vehicles which may hold shares or debt issued by the Bank.
2	The principal defined benefit pension plans’ alternative investments are primarily private equity, infrastructure, and real estate funds.
3
Consists mainly of amounts due to and due from brokers for securities traded but not yet settled, bond repurchase agreements, interest and dividends receivable, and Pension Enhancement Account assets, which are invested at the members’ discretion in certain mutual and pooled funds.

Public debt instruments of the Bank’s principal defined benefit pension plans must meet or exceed a credit rating of
BBB-
at the time of purchase.
The equity portfolios of the principal defined benefit pension plans are broadly diversified primarily across medium to large capitalization quality companies with no individual holding exceeding 10% of the equity portfolio or
10
% of the outstanding shares of any one company. Foreign equities are included to further diversify the portfolio. A maximum of 10% of the equity portfolio can be invested in emerging market equities.
Derivatives can be utilized by the principal defined benefit pension plans provided they are not used to create financial leverage, unless the financial leverage is for risk management purposes. The principal defined benefit pension plans are permitted to invest in alternative investments, such as private equity, infrastructure equity, and real estate.
(b)
RISK MANAGEMENT PRACTICES
The Bank’s principal defined benefit pension plans are overseen by a single retirement governance structure established by the Human Resources Committee of the Bank’s Board of Directors. The governance structure utilizes retirement governance committees who have responsibility to oversee plan operations and investments, acting in a fiduciary capacity. Strategic, material plan changes require the approval of the Bank’s Board of Directors.
The principal defined benefit pension plans’ investments include financial instruments which are exposed to various risks. These risks include market risk (including foreign currency, interest rate, inflation, equity price, and credit spread risks), credit risk, and liquidity risk. Key material risks faced by defined benefit plans are a decline in interest rates or credit spreads, which could increase the present value of the projected benefit obligation by more than the change in the value of plan assets, and from longevity risk (that is, lower mortality rates).
Asset-liability matching strategies are employed to focus on obtaining an appropriate balance between earning an adequate return and having changes in liability values hedged by changes in asset values.
The principal defined benefit pension plans manage these financial risks in accordance with the
Pension Benefits Standards Act, 1985
, applicable regulations, as well as the plans’ written investment policies. Specific risk management practices monitored for the principal defined benefit pension plans include performance, credit exposure, and asset mix.
(c)
OTHER SIGNIFICANT PENSION AND POST-RETIREMENT BENEFIT PLANS
Canada Trust (CT) Pension Plan
As a result of the acquisition of CT Financial Services Inc., the Bank sponsors a defined benefit pension plan, which is closed to new members, but for which active members continue to accrue benefits. Funding for the plan is provided by contributions from the Bank and members of the plan.
TD Bank, N.A. Retirement Plans
TD Bank, N.A. and its subsidiaries maintain a defined contribution 401(k) plan covering all employees. Annual expense is equal to the Bank’s contributions to the plan.
TD Bank, N.A. also has frozen defined benefit pension plans covering certain legacy TD Banknorth and TD Auto Finance (legacy Chrysler Financial) employees. TD Bank, N.A. also has closed post-retirement benefit plans, which include limited medical coverage and life insurance benefits, covering certain groups of employees from legacy organizations.
Government Pension Plans
The Bank also makes contributions to government pension plans, including the Canada Pension Plan, Quebec Pension Plan and Social Security under the U.S.
Federal Insurance
Contribution Act
.
(d)
DEFINED CONTRIBUTION PLAN EXPENSE

The following table summarizes expenses for the Bank’s defined contribution plans.

Defined Contribution Plan Expenses
(millions of Canadian dollars)	For the years ended October 31
	2022	2021
Defined contribution pension plans 1	$195	$178

Government pension plans 2	412	355
Total	$607	$533

1	Includes the TDPP DC and the TD Bank, N.A. defined contribution 401(k) plan.
2	Includes Canada Pension Plan, Quebec Pension Plan, and Social Security under the U.S. Federal Insurance Contributions Act .

(e)
DEFINED BENEFIT PLAN FINANCIAL INFORMATION
The following table pres
e
nts the financial position of the Bank’s principal pension and post-retirement defined benefit plans and the Bank’s other material defined benefit pension and post-retirement benefit plans for the years ended October 31, 2022 and October 31, 2021. Other employee defined benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.

Employee Defined Benefit Plans’ Obligations, Assets, Funded Status, and Expense
(millions of Canadian dollars, except as noted)	Principal pension plans		Principal post-retirement benefit plan 1		Other pension and post-retirement benefit plans 2
	2022	2021	2022	2021	2022	2021

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$8,788	$9,668	$466	$506	$2,691	$2,967
Obligations included due to the TD Auto Finance (Canada) plan merger 3	–	–	–	–	43	–
Service cost – benefits earned	417	522	8	9	5	8
Interest cost on projected benefit obligation	252	210	13	11	67	56
Remeasurement (gain) loss – financial	(2,610)	(1,460)	(105)	(45)	(695)	(86)
Remeasurement (gain) loss – demographic	25	–	6	–	(8)	5
Remeasurement (gain) loss – experience	194	137	(1)	(1)	22	(1)
Members’ contributions	108	107	–	–	–	–
Benefits paid	(411)	(396)	(15)	(14)	(145)	(139)
Change in foreign currency exchange rate	–	–	–	–	165	(130)

Past service cost (credit)	–	–	–	–	–	11

Projected benefit obligation as at October 31	6,763	8,788	372	466	2,145	2,691
Wholly or partially funded projected benefit obligation	6,763	8,788	–	–	1,499	1,879

Unfunded projected benefit obligation	–	–	372	466	646	812

Total projected benefit obligation as at October 31	6,763	8,788	372	466	2,145	2,691
Change in plan assets
Plan assets at fair value at beginning of year	9,342	8,240	–	–	1,967	2,046
Assets included due to the TD Auto Finance (Canada) plan merger 3	–	–	–	–	48	–
Interest income on plan assets	276	186	–	–	46	37
Remeasurement gain (loss) – return on plan assets less interest income	(1,200)	740	–	–	(533)	106
Members’ contributions	108	107	–	–	–	–
Employer’s contributions	375	474	15	14	36	38
Benefits paid	(411)	(396)	(15)	(14)	(145)	(139)
Change in foreign currency exchange rate	–	–	–	–	163	(118)

Defined benefit administrative expenses	(9)	(9)	–	–	(2)	(3)

Plan assets at fair value as at October 31	8,481	9,342	–	–	1,580	1,967
Excess (deficit) of plan assets at fair value over projected benefit obligation	1,718	554	(372)	(466)	(565)	(724)

Effect of asset limitation and minimum funding requirement	(384)	–	–	–	(16)	(12)

Net defined benefit asset (liability)	1,334	554	(372)	(466)	(581)	(736)
Recorded in
Other assets in the Bank’s Consolidated Balance Sheet	1,334	554	–	–	72	79

Other liabilities in the Bank’s Consolidated Balance Sheet	–	–	(372)	(466)	(653)	(815)

Net defined benefit asset (liability)	1,334	554	(372)	(466)	(581)	(736)
Annual expense
Net employee benefits expense includes the following:
Service cost – benefits earned	417	522	8	9	5	8
Net interest cost (income) on net defined benefit liability (asset)	(24)	24	13	11	21	19
Past service cost (credit)	–	–	–	–	–	11

Defined benefit administrative expenses	9	11	–	–	3	3
Total	$402	$557	$21	$20	$29	$41
Actuarial assumptions used to determine the annual expense
Weighted-average discount rate for projected benefit obligation	3.50%	2.85%	3.43%	2.76%	2.99%	2.74%
Weighted-average rate of compensation increase	2.46%	2.53%	2.80%	3.00%	0.98%	1.03%
Assumed life expectancy at age 65, in years
Male aged 65	23.5	23.4	23.5	23.4	21.6	21.5
Female aged 65	24.2	24.2	24.2	24.2	23.1	23.1
Male aged 45	24.4	24.4	24.4	24.4	22.3	22.2
Female aged 45	25.1	25.1	25.1	25.1	24.0	23.9
Actuarial assumptions used to determine the projected benefit obligation as at October 31
Weighted-average discount rate for projected benefit obligation	5.44%	3.50%	5.45%	3.43%	5.58%	2.99%
Weighted-average rate of compensation increase	2.88%	2.46%	3.25%	2.80%	1.14%	0.98%
Assumed life expectancy at age 65, in years
Male aged 65	23.2	23.5	23.2	23.5	21.7	21.6
Female aged 65	24.3	24.2	24.3	24.2	23.3	23.1
Male aged 45	24.1	24.4	24.1	24.4	22.3	22.3

Female aged 45	25.2	25.1	25.2	25.1	24.1	24.0

1
The rate of increase for health care costs for the next year used to measure the expected cost of benefits covered for the principal post-retirement defined benefit plan is 2.99%.
The rate is assumed to decrease gradually to 1.08% by the year 2040 and remain at that level thereafter (2021 – 3.13% grading to 1.08% by the year 2040 and remain at that level thereafter).

2
Includes CT defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension and post-retirement benefit plans, and supplemental employee defined benefit pension plans.

3
During 2022, the TD Auto Finance (Canada) pension plan (“TDAF Canada”) was deemed to be merged with the CT defined benefit pension plan and previously undisclosed obligations and assets of TDAF Canada are now included in the fiscal 2022 disclosure.

The Bank recognized the following amounts on the Consolidated Balance Sheet.

Amounts Recognized in the Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	October 31 2022	October 31 2021

Other assets
Principal defined benefit pension plans	$1,334	$554
Other defined benefit pension and post-retirement benefit plans	72	79

Other employee benefit plans 1	–	4

Total	1,406	637
Other liabilities
Principal post-retirement defined benefit plan	372	466
Other defined benefit pension and post-retirement benefit plans	653	815

Other employee benefit plans 1	261	311

Total	1,286	1,592
Net amount recognized	$120	$(955)

1	Consists of other pension and other post-retirement benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.
The following table summarizes the remeasurements recognized in OCI for the Bank’s principal pension and post-retirement defined benefit plans and the Bank’s other pension and post-retirement benefit plans.

Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans 1,2
(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan		Other pension and post-retirement benefit plans
	For the years ended October 31
	2022	2021	2022	2021	2022	2021

Remeasurement gains (losses) – financial	$2,610	$1,460	$105	$45	$695	$86
Remeasurement gains (losses) – demographic	(25)	–	(6)	–	8	(5)
Remeasurement gains (losses) – experience	(194)	(137)	1	1	(22)	1
Remeasurement gains (losses) – return on plan assets less interest income	(1,200)	742	–	–	(532)	106

Changes in asset limitation and minimum funding requirement	(384)	–	–	–	(4)	2
Total	$807	$2,065	$100	$46	$145	$190

1	Amounts are presented on a pre-tax basis.
2
Excludes net remeasurement gains (losses) recognized in OCI in respect of other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes totaling $53 million (2021 – $121 million).

(f)
CASH FLOWS
During the year ended October 31, 2023, the Bank expects to contribute $214 million to its principal defined benefit pension plans, $20 million to its principal post-retirement defined benefit plan, and $47 million to its other defined benefit pension and post-retirement benefit plans. Future contribution amounts may change upon the Bank’s review of its contribution levels during the year.
The following table summarizes the expected future benefit payments for the next 10 years.

Expected Future Benefit Payments
(millions of Canadian dollars)	Principal pension plans	Principal post-retirement benefit plan	Other pension and post-retirement benefit plans
Benefit payments expected to be paid in:
2023	$360	$20	$157
2024	380	21	159
2025	400	22	161
2026	421	23	162
2027	441	24	163
2028-2032	2,486	133	804
Total	$4,488	$243	$1,606
(g)
MATURITY PROFILE
The breakdown of the projected benefit obligations between active, deferred, and retired members is as follows:

Disaggregation of Projected Benefit Obligation
(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan		Other pension and post-retirement benefit plans
	As at October 31
	2022	2021	2022	2021	2022	2021
Active members	$4,427	$6,048	$143	$191	$272	$375
Deferred members	466	596	–	–	349	497
Retired members	1,870	2,144	229	275	1,524	1,819
Total	$6,763	$8,788	$372	$466	$2,145	$2,691
The weighted-average duration of the projected benefit obligations is as follows:

Duration of Projected Benefit Obligation
(number of years)	Principal pension plans		Principal post-retirement benefit plan		Other pension and post-retirement benefit plans
	As at October 31
	2022	2021	2022	2021	2022	2021
Weighted-average duration	14	15	12	14	10	12
(h)
SENSITIVITY ANALYSIS
The following table provides the sensitivity of the projected benefit obligation for the Bank’s principal defined benefit pension plans, the principal post-retirement defined benefit plan, and the Bank’s significant other defined benefit pension and post-retirement benefit plans to actuarial assumptions considered significant by the Bank. These include discount rate, rates of compensation increase, life expectancy, and health care cost initial trend rates, as applicable. The sensitivity analysis provided in the table should be used with caution, as it is hypothetical and the impact of changes in each significant assumption may not be linear. For each sensitivity test, the impact of a reasonably possible change in a single factor is shown with other assumptions left unchanged. Actual experience may result in simultaneous changes in a number of key assumptions, which could magnify or diminish certain sensitivities.

Sensitivity of Significant Defined Benefit Plan Actuarial Assumptions
(millions of Canadian dollars, except as noted)	As at
	October 31, 2022
	Obligation Increase (Decrease)
	Principal pension plans	Principal post-retirement benefit plan		Other pension and post-retirement benefit plans
Impact of an absolute change in significant actuarial assumptions
Discount rate
1% decrease in assumption	$996	$47		$225
1% increase in assumption	(790)	(38)		(190)
Rates of compensation increase
1% decrease in assumption	(199)	–	1	–	1
1% increase in assumption	183	–	1	–	1
Life expectancy
1 year decrease in assumption	(117)	(9)		(63)
1 year increase in assumption	114	9		62
Health care cost initial trend rate
1% decrease in assumption	n/a	(6)		–	1
1% increase in assumption	n/a	7		–	1

1	An absolute change in this assumption is immaterial.